Stockholders' equity and dividend payment, Dividend payment (Details) - USD ($) $ / shares in Units, $ in Thousands														12 Months Ended
	Feb. 25, 2020	Nov. 14, 2019	Aug. 29, 2019	May 28, 2019	Feb. 26, 2019	Nov. 23, 2018	Aug. 31, 2018	May 30, 2018	Feb. 28, 2018	Dec. 06, 2017	Aug. 31, 2017	May 31, 2017	Feb. 22, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Dividend Payment [Abstract]
Total payment		$ 7,300	$ 2,800	$ 11,400	$ 7,100	$ 2,900	$ 2,900	$ 2,900	$ 2,900	$ 2,800	$ 2,800	$ 10,100	$ 7,600	$ 28,685	$ 11,487	$ 23,328
Per share Common (in dollars per share)		$ 0.05	$ 0.02	$ 0.08	$ 0.05	$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ 0.08	$ 0.08	$ 0.20	$ 0.08	$ 0.20
Subsequent events [Member]
Dividend Payment [Abstract]
Per share Common (in dollars per share)	$ 0.32
Dividend paid, record date	Feb. 18, 2020
Payment	$ 47,000